UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2006

Date of reporting period:	4/30/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Core Investment Fund        Taxable Money Market Series

Schedule of Investments as of April 30, 2005 (Unaudited)

Principal Amount (000)	Description	Value
Asset Backed Securities 1.6%
	Ford Credit Auto Owner Trust
$23,403	2.62%, 9/15/05	$23,403,063
102,000	3.15%, 12/15/05	102,000,000
	Volkswagen Auto Lease Trust
43,991	2.985%, 3/20/06	43,991,001

		169,394,064

Certificates of Deposit 17.9%
	Banco Bilbao Vizcaya Argentaria SA
125,000	2.77%, 7/6/05	125,000,000
	Bank of New York
175,000	2.989%, 5/31/05(b)	174,973,603
	Bank of the West San Francisco
85,000	3.05%, 6/30/05	85,000,000
	Barclays Bank PLC
226,807	3.03%, 6/30/05	226,807,000
	BNP Paribas SA
130,000	2.77%, 7/7/05	130,000,000
	Citibank New York N.A.
50,000	2.745%, 5/16/05	50,000,000
130,000	3.03%, 6/29/05	130,000,000
	Credit Suisse First Boston
50,000	3.153%, 7/8/05(b)	50,003,382
	Depfa Bank PLC
50,000	2.70%, 5/4/05	50,000,000
	Deutsche Bank AG
90,000	3.13%, 7/27/05	90,000,000
	First Tennessee Bank
57,000	3.04%, 6/24/05	57,000,000
	Svenska Handelsbanken AB
185,000	3.04%, 6/30/05	185,000,000
	Toronto Dominion Bank
75,000	2.83%, 7/18/05	75,000,000
145,000	3.03%, 12/30/05	145,000,000
	Unicredito Italiano SpA
170,000	2.73%, 5/11/05	170,000,000
	Wells Fargo Bank NA
85,000	3.04%, 6/28/05	84,998,591
115,000	3.04%, 6/30/05	115,000,000

		1,943,782,576

Commercial Paper 39.1%
	Alianz Finance Corp.
112,000	2.71%, 5/4/05(d)(f)	111,974,893
22,000	2.72%, 5/9/05(d)	21,986,800
	Amsterdam Funding Corp.
40,000	2.80%, 5/3/05(d)(f)	39,993,778
	BankAmerica Corp.
175,000	2.69%, 5/4/05(d)	174,961,063
155,000	2.82%, 5/9/05(d)	154,903,211

Dryden Core Investment Fund        Taxable Money Market Series

Schedule of Investments as of April 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
166,000	2.71%, 5/10/05(d)	165,888,365
	Bear Stearns Comp., Inc.
44,000	2.93%, 5/23/05(d)	43,921,484
110,000	2.94%, 6/8/05(d)	109,660,956
88,000	3.03%, 6/21/05(d)	87,624,753
88,000	3.03%, 6/22/05(d)	87,617,396
	Cafco LLC
35,000	2.79%, 5/6/05(d)(f)	34,986,486
50,000	2.85%, 5/9/05(d)(f)	49,968,444
100,000	2.99%, 5/11/05(d)(f)	99,925,278
100,000	2.99%, 6/3/05(d)(f)	99,727,750
	Caisse Nationale Des Caisses
40,832	2.99%, 6/7/05(d)	40,706,941
	Calyon North America, Inc.
100,000	3.03%, 6/30/05(d)	99,498,333
	Ciesco LP
50,000	2.82%, 5/5/05(d)(f)	49,984,361
45,000	3.00%, 6/13/05(d)	44,839,825
	Citicorp, Inc.
157,560	2.82%, 5/3/05(d)	157,535,403
79,918	2.85%, 5/5/05(d)	79,892,782
	Edison Asset Securitization LLC
95,575	2.94%, 8/10/05(d)	94,798,732
	Fcar Owner Trust Series I
100,000	2.86%, 5/5/05(d)	99,968,333
	General Electric Capital Corp.
100,000	2.97%, 8/15/05(d)	99,137,278
	Greenwich Capital Holdings, Inc.
270,000	2.851%, 5/9/05(b)	270,000,000
105,000	2.91%, 5/16/05(b)	105,000,000
	HBOS Treasury Services PLC
50,000	3.02%, 6/30/05(d)	49,750,000
	ING America Insurance Holdings, Inc.
50,000	3.05%, 5/3/05(d)	49,992,556
50,000	3.05%, 5/26/05(d)	49,894,444
	Long Lane Master Trust
80,000	2.86%, 5/5/05(d)(f)	79,974,667
	Market St. Funding Corp.
50,000	2.89%, 5/9/05(d)(f)	49,968,000
	Metropolitan Life Funding, Inc.
94,918	2.70%, 5/5/05(d)	94,889,736
	New Center Asset Trust
10,000	2.81%, 5/6/05(d)	9,996,111
92,000	2.86%, 5/10/05(d)	91,934,450
	Norddeutsche Landesbank
180,000	2.82%, 5/4/05(d)(f)	179,957,775
	Park Granada LLC
110,000	2.84%, 5/2/05(d)(f)	109,991,353
75,000	2.83%, 5/3/05(d)(f)	74,988,250
51,895	3.05%, 5/25/05(d)(f)	51,789,826
44,000	3.05%, 5/26/05(d)(f)	43,907,111
18,000	3.05%, 5/31/05(d)(f)	17,954,400

Dryden Core Investment Fund        Taxable Money Market Series

Schedule of Investments as of April 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	PB Finance, Inc.
29,096	2.99%, 6/2/05(d)	29,019,187
	Proctor & Gamble
100,000	2.94%, 6/30/05(d)(f)	99,515,000
	Prudential PLC
26,000	2.73%, 5/11/05(d)(f)	25,980,428
60,000	2.98%, 6/15/05(d)	59,778,000
30,000	3.00%, 6/16/05(d)(f)	29,885,575
	Societe Generale North America
22,950	2.72%, 5/12/05(d)	22,931,066
	Spintab/Swedmortgage AB
135,000	3.02%, 6/28/05(d)	134,347,500
50,000	3.04%, 8/18/05(d)	49,545,833
	St. George Bank
75,000	2.75%, 5/3/05(d)(f)	74,988,583
	Swiss Re Financial Products Corp.
20,000	2.69%, 5/9/05(d)(f)	19,988,133
24,000	2.86%, 5/23/05(d)(f)	23,958,347
50,000	2.86%, 5/27/05(d)(f)	49,897,444
40,000	2.98%, 8/8/05(d)(f)	39,676,600
	UBS Finance, Inc.
200,000	2.80%, 5/3/05(d)	199,968,944

		4,238,971,964

Municipal Bonds 2.8%
	Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Var. Oglethorpe Pwr. Corp. Vogtle
14,785	2.98%, 5/2/05(b)	14,785,000
	California Hsg. Fin. Agcy. Rev., Home Mtg., Ser. B
24,160	3.17%, 5/2/05(b)	24,160,000
	Detroit Wtr. Sup. Sys., Ref. Sr. Lien, Ser. B
30,000	3.07%, 5/5/05(b)	30,000,000
	Gulf Coast Wste. Disp. Auth. Poll. Ctrl. Rev., Adj.-Amoco Oil Co. Proj.
25,300	3.07%, 5/2/05(b)	25,300,000
	Harris Cnty. Hlth. Facs. Dev. Corp. Rev., St. Lukes Episcopal Hosp., Ser. B
43,400	2.98%, 5/2/05(b)	43,400,000
	Illinois Hlth. Facs. Auth. Rev., Var. Resurrection Hlth., Ser. A
10,100	3.04%, 5/2/05(b)	10,100,000
	Kansas St. Dev. Fin. Auth. Lease Rev., Kansas Dept. Admin. J2
7,500	2.98%, 5/2/05(b)	7,500,000
	Lancaster Cnty. Hosp. Auth. Hlth. Facs. Rev., Var. Immanuel Hlth. Sys., Ser. A

Dryden Core Investment Fund        Taxable Money Market Series

Schedule of Investments as of April 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
13,350	3.04%, 5/2/05(b)	13,350,000
	Los Angeles Wtr. & Pwr. Rev., Var. Subser. B-6
17,100	2.95%, 5/2/05(b)	17,100,000
	Massachusetts St. Health & Educational, Harvard Univ.
29,465	3.00%, 5/5/05(b)	29,465,000
	New York City Transitional Fin. Auth., NYC Recov., Ser. 3, Subser. 3E
14,090	2.96%, 5/2/05(b)	14,090,000
	Palm Beach Cnty. Hlth. Facs. Auth. Hlth. Facs. Rev., Var. Bethesda Hlthcare. Sys. Proj.
12,300	3.05%, 5/2/05(b)	12,300,000
	Pinellas Cnty. Hlth. Facs. Auth. Rev., Ref. Hosp. Facs. - Bayfront Proj.
43,190	2.98%, 5/2/05(b)	43,190,000
	Uinta Cnty. Poll. Ctrl. Rev., Adj. Ref. Chevron USA Inc. Proj.
16,500	3.00%, 5/2/05(b)	16,500,000

		301,240,000

Other Corporate Obligations 26.7%
	American Express Credit Corp. M.T.N.
129,000	2.95%, 5/5/05(b)	129,045,418
26,000	2.964%, 5/16/05(b)	26,001,240
	General Electric Capital Assurance Co.
147,000	3.081%, 5/23/05(b)(c)
	(cost $147,000,000; purchased 7/21/04)	147,000,000
	General Electric Capital Corp.
111,000	3.01%, 5/9/05(b)	111,000,000
	General Electric Capital Corp. M.T.N.
25,000	3.07%, 5/17/05(b)	25,000,000
25,000	2.99%, 10/3/05	25,016,342
	Goldman Sachs Group, Inc.
150,000	3.08%, 5/31/05(b)(c)
	(cost $150,000,000; purchased 3/28/05)	150,000,000
	Goldman Sachs Group, L.P. M.T.N.
315,000	2.64%, 6/15/05(b)	315,105,694
	Irish Life Payment PLC
158,000	3.00%, 5/23/05(b)(f)	157,987,615
	Lasalle Bank N A Chicago Illinois
37,000	2.76%, 5/3/05	37,000,000
	Merrill Lynch & Co., Inc. M.T.N.
170,000	2.90%, 5/4/05(b)	170,000,000
184,000	3.06%, 5/11/05(b)	184,000,000
	Metropolitan Life Insurance Co.

Dryden Core Investment Fund        Taxable Money Market Series

Schedule of Investments as of April 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
50,000	2.822%, 5/2/05(b)(c)
	(cost $50,000,000; purchased 2/9/04)	50,000,000
102,000	2.94%, 5/2/05(b)(c)
	(cost $102,000,000; purchased 12/29/04)	102,000,000
	Morgan Stanley Dean Witter Co. M.T.N.
150,000	2.86%, 5/3/05(b)	150,000,000
200,000	2.90%, 5/4/05(b)	200,000,000
180,000	3.08%, 5/27/05(b)	180,000,000
	National City Bank M.T.N.
50,000	2.905%, 5/10/05(b)	50,002,209
19,300	3.04%, 6/30/05(b)	19,296,135
	Pacific Life Insurance Co.
36,000	3.14%, 6/16/05(b)(c)
	(cost $36,000,000; purchased 12/15/03)	36,000,000
	Travelers Insurance Co.
84,000	2.98%, 5/9/05(b)(c)
	(cost $84,000,000; purchased 7/7/04)	84,000,000
50,000	2.98%, 5/25/05(b)(c)
	(cost $50,000,000; purchased 12/29/04)	50,000,000
	U.S. Bank N.A.
39,000	2.22%, 7/18/05	38,922,030
	U.S. Bank N.A. M.T.N.
290,000	2.95%, 6/5/05(b)	290,067,846
	United Omaha Life Insurance Co.
80,000	3.07%, 6/6/05(b)(c)
	(cost $80,000,000; purchased 12/03/04)	80,000,000
	Westpac Banking Corp. M.T.N.
89,000	2.99%, 6/13/05(b)	89,001,056

		2,896,445,585

Loan Participation 0.5%
	Countrywide Home Loans
50,000	3.01%, 5/20/05(c)
	(cost $50,000,000; purchased 4/20/05)	50,000,000

U.S. Government Agencies 12.5%
	Federal Home Loan Banks
650,000	2.765%, 5/5/05(b)	649,859,569
	Federal National Mortgage Association
200,000	2.77%, 5/9/05(b)	199,798,765
	Federal National Mortgage Association M.T.N
500,000	2.885%, 5/23/05(b)	499,857,251

		1,349,515,585

Dryden Core Investment Fund        Taxable Money Market Series

Schedule of Investments as of April 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value

Repurchase Agreements 0.3%(e)
	Greenwich Capital Management Tri Party
33,225	2.99% dated 4/29/05 due 5/2/05, in the amount of $33,225,000, repurchase price $33,233,279. The value of collateral including accrued interest is $33,891,184.	33,225,000

	Total Investments 101.4% (amortized cost $ 10,982,574,774)(a)	10,982,574,774
	Liabilities in excess of other assets (1.4%)	(156,623,952)

	Net Assets 100%	$10,825,950,822

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(c)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $749,000,000. The aggregate value, $749,000,000 represents 6.9% of the net assets.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.

(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A. —National Association (National Bank).

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Core Investment Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	June 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 27, 2005

*	Print the name and title of each signing officer under his or her signature.